Note Borrowings (Notes payable) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Others	$ 18,071	$ 19,008
Notes payable	1,574,852	1,662,508
Advances due 2017 To 2029 with fixed Rates 0.81% to 4.19% (2015 - 0.41% to 4.19%)
Debt Instrument [Line Items]
Advances with the FHLB	608,193	747,072
Floating Rate from 0.22% to 0.34% over the 1 month LIBOR with maturities ranging from 2018 to 2019
Debt Instrument [Line Items]
Advances with the FHLB	34,164	0
Floating Rate from (0.01%) to 0.24% over the 3 month LIBOR with maturities ranging from 2017 to 2019 (2015 - 0.24% over the 3 month LIBOR)
Debt Instrument [Line Items]
Advances with the FHLB	30,313	14,429
Fixed Rate 7.00% Percent Notes Due July 2019 paying interest semiannually, net of debt issuance costs of $5,733 for 2016 $7,296 for 2015
Debt Instrument [Line Items]
Long Term Debt	444,788	442,704
Fixed Rate 6.125% to 8.327% Junior Subordinated Deferrable Interest Debentures Due 2027 to 2034, net of debt issuance costs of $483 for 2016 and $505 for 2015
Debt Instrument [Line Items]
Long Term Debt	$ 439,323	$ 439,295